Income Tax (Details Textual) (USD $)	12 Months Ended
Jun. 30, 2014
Income Tax (Textual)
Net operating loss carry forward	$ 161,500
Australia [Member]
Income Tax (Textual)
Net operating loss carry forward	4,344,915
United States [Member]
Income Tax (Textual)
Net operating loss carry forward	$ 13,000,000
NOL Carried forward period	20 years